Business segment information (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Segment Reporting Information, by Segment

The information below for reportable segments is derived from the internal management reporting systems. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segments’ assets. Accordingly, information on segments’ assets is not available.

2014(1)(2)	MHBK (Consolidated)										MHTB (Consolidated)	MHSC (Consolidated)	Others	MHFG (Consolidated)
		MHBK (Non-consolidated)								Others
	Total	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institutions & Public Sector Business (e)	Inter- national Banking (f)	Trading and others (g)	(h)	(i)	(j)	(k)	Total
(in billions of yen)
Gross profits:
Net interest income	933.8	800.1	164.6	60.4	170.7	77.3	30.7	128.9	167.5	133.7	40.2	2.9	131.4	1,108.3
Net noninterest income (expenses)	407.4	398.2	31.6	38.0	135.4	55.8	21.7	139.8	(24.1)	9.2	108.1	283.9	127.6	927.0

Total	1,341.2	1,198.3	196.2	98.4	306.1	133.1	52.4	268.7	143.4	142.9	148.3	286.8	259.0	2,035.3
General and administrative Expenses	711.3	659.0	171.3	87.8	83.8	58.8	25.1	82.5	149.7	52.3	90.9	246.2	180.9	1,229.3
Others	(56.1)	—	—	—	—	—	—	—	—	(56.1)	(2.9)	—	(2.7)	(61.7)

Net business profits (losses)	573.8	539.3	24.9	10.6	222.3	74.3	27.3	186.2	(6.3)	34.5	54.5	40.6	75.4	744.3

2015(1)(3)	MHBK (Consolidated)										MHTB (Consolidated)	MHSC (Consolidated)	Others	MHFG (Consolidated)
		MHBK (Non-consolidated)								Others
	Total	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institutions & Public Sector Business (e)	Inter- national Banking (f)	Trading and others (g)	(h)	(i)	(j)	(k)	Total
(in billions of yen)
Gross profits:
Net interest income	1,087.3	934.9	213.4	77.6	179.5	99.6	33.3	147.1	184.4	152.4	39.4	1.8	0.9	1,129.4
Net noninterest income	598.4	560.6	48.7	53.7	128.0	79.8	27.4	164.9	58.1	37.8	122.6	335.8	61.5	1,118.3

Total	1,685.7	1,495.5	262.1	131.3	307.5	179.4	60.7	312.0	242.5	190.2	162.0	337.6	62.4	2,247.7
General and administrative Expenses	904.7	833.7	233.5	118.4	94.4	76.5	30.3	92.6	188.0	71.0	94.5	268.0	54.0	1,321.2
Others	(43.2)	—	—	—	—	—	—	—	—	(43.2)	(3.7)	—	(2.7)	(49.6)

Net business profits	737.8	661.8	28.6	12.9	213.1	102.9	30.4	219.4	54.5	76.0	63.8	69.6	5.7	876.9

2016(1)	MHBK (Consolidated)										MHTB (Consolidated)	MHSC (Consolidated)	Others	MHFG (Consolidated)
		MHBK (Non-consolidated)								Others
	Total	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institutions & Public Sector Business (e)	Inter- national Banking (f)	Trading and others (g)	(h)	(i)	(j)	(k)	Total
(in billions of yen)
Gross profits:
Net interest income	959.4	830.1	214.8	75.7	173.0	97.5	32.5	175.5	61.1	129.3	36.1	5.4	2.8	1,003.7
Net noninterest income	675.3	633.7	45.0	53.1	143.7	77.5	31.8	185.1	97.5	41.6	130.7	343.8	68.1	1,217.9

Total	1,634.7	1,463.8	259.8	128.8	316.7	175.0	64.3	360.6	158.6	170.9	166.8	349.2	70.9	2,221.6
General and administrative Expenses	903.3	833.3	234.4	118.6	91.9	75.2	29.8	122.1	161.3	70.0	99.1	279.3	63.3	1,345.0
Others	(22.1)	—	—	—	—	—	—	—	—	(22.1)	(4.2)	—	2.5	(23.8)

Net business profits (losses)	709.3	630.5	25.4	10.2	224.8	99.8	34.5	238.5	(2.7)	78.8	63.5	69.9	10.1	852.8

Notes:

(1)	“Others (h)” and “Others (k)” include the elimination of transactions between consolidated subsidiaries.
(2)	As for the fiscal year ended March 31, 2014, “MHBK (Non-consolidated)” represents the sum of the performance of the former MHCB for the first quarter and the new MHBK for the second, third and fourth quarters, while “Others (h)” includes the performance of the former MHBK for the first quarter, in light of the merger of the former MHBK and the former MHCB conducted in July 2013.
(3)	Beginning on April 1, 2015, new allocation methods have been applied to the calculation of “Gross profits” and “General and administrative expenses” for reportable segments of MHBK. Figures for the fiscal year ended March 31, 2015 have been reclassified under the new allocation methods.

Aggregation of MHBK and MHCB

2014	MHBK and MHCB
	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institutions & Public Sector Business (e)	International Banking (f)	Trading and others (g)
	(in billions of yen)
Gross profits:
Net interest income	923.8	218.0	80.7	173.3	102.5	35.5	128.9	184.9
Net noninterest income (expenses)	460.3	39.8	49.8	140.4	70.1	24.1	139.8	(3.7)

Total	1,384.1	257.8	130.5	313.7	172.6	59.6	268.7	181.2
General and administrative expenses	791.1	226.4	116.7	87.2	77.7	29.0	82.5	171.6
Others	—	—	—	—	—	—	—	—

Net business profits	593.0	31.4	13.8	226.5	94.9	30.6	186.2	9.6

Note:	The former MHBK and the former MHCB merged on July 1, 2013. Figures for the fiscal year ended March 31, 2014 represent the simple aggregation of the performance of the former MHBK and the former MHCB for the first quarter and the new MHBK for the second, third and fourth quarters.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

A reconciliation of total net business profits under the internal management reporting systems for the fiscal years ended March 31, 2014, 2015 and 2016 presented above to Income before income tax expense shown on the consolidated statements of income is as follows:

	2014	2015	2016
	(in billions of yen)
Net business profits	744.3	876.9	852.8

U.S. GAAP adjustments	(325.4)	230.8	201.3
(Provision) credit for loan losses	126.2	60.2	(34.6)
Net gains (losses) related to equity investments	178.7	160.1	188.4
Non-recurring personnel expense	(14.8)	(8.0)	(3.9)
Gains on disposal of premises and equipment	10.5	2.8	10.2
(Provision) credit for losses on off-balance-sheet instruments	(12.1)	2.8	16.4
Others—net	18.9	(57.9)	(34.0)

Income before income tax expense	726.3	1,267.7	1,196.6